Segment Information - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Parenthetical) (Detail)
€ in Millions, $ in Millions
	3 Months Ended				9 Months Ended
	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 USD ($)
Segment Reporting Information [Line Items]
Exceptional non-tax deductible charge		$ 502	€ 450		$ 551	€ 495
Venezuelan Bolivar Fuerte [Member]
Segment Reporting Information [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	$ 0			$ 150			$ 150
Case New Holland Industrial Inc. [Member]
Segment Reporting Information [Line Items]
Interest expense charges	$ 38				$ 38
Case New Holland Industrial Inc. [Member] | 7.875% Senior Notes [Member]
Segment Reporting Information [Line Items]
Bonds, interest rate	7.875%				7.875%	7.875%
Bonds, maturity year					2017	2017